Summary of Significant Accounting Policies - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	$ 0.1	$ 0.1
Deferred compensation plan assets	84.1	81.4
Total assets measured at fair value	84.2	81.5
Liabilities
Foreign currency forward contracts	0.5	0.0
Total liabilities measured at fair value	0.5	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.0	0.0
Deferred compensation plan assets	84.1	81.4
Total assets measured at fair value	84.1	81.4
Liabilities
Foreign currency forward contracts	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Significant Other Observable Inputs (Level 2) | Estimate of fair value measurement
Liabilities
Euro-denominated notes	858.2	471.6
Significant Other Observable Inputs (Level 2) | Reported value measurement
Liabilities
Euro-denominated notes	810.2	422.1
Significant Other Observable Inputs (Level 2) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.1	0.1
Deferred compensation plan assets	0.0	0.0
Total assets measured at fair value	0.1	0.1
Liabilities
Foreign currency forward contracts	0.5	0.0
Total liabilities measured at fair value	0.5	0.0
Significant Unobservable Inputs (Level 3) | Fair value measured on a recurring basis
Assets
Foreign currency forward contracts	0.0	0.0
Deferred compensation plan assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Foreign currency forward contracts	0.0	0.0
Total liabilities measured at fair value	$ 0.0	$ 0.0